SUMMARY OF ABOUT STOCK OPTION ACTIVITY (Details) - Freight App Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of warrants - Beginning balance	1,565,863	94,753
Average exercise price - Beginning balance	$ 0.25	$ 0.52
Number of Options, Granted	1,185,308	1,662,716
Weighted Average Exercise Price Options, Granted	$ 1.45	$ 0.25
Number of Options, Forfeited/Expired	(8,839)	(189,853)
Weighted Average Exercise Price Options, Forfeited/Expired	$ 0.25	$ 0.38
Number of Options, Exercised		(1,753)
Weighted Average Exercise Price Options, Exercised		$ 0.25
Weighted Average Remaining Contractual Term, Ending Balance	6 years 6 months 29 days	5 years 11 months 1 day
Number of warrants - Ending balance	2,742,332	1,565,863
Average exercise price - Ending balance	$ 0.77	$ 0.25
Aggregate Intrinsic Value, Ending Balance	$ 854,217
Number of warrants - Exercisable	1,527,994
Weighted Average Exercise Price, Exercisable	$ 0.53
Weighted Average Remaining Contractual Term, Exercisable	4 years 11 months 4 days
Aggregate Intrinsic Value, Exercisable	$ 640,828